Leases - Additional Information (Details) - ft² ft² in Thousands	9 Months Ended
	Sep. 30, 2023	Jul. 01, 2012
Seattle [Member]
Area of Land		49,375
Lessee Operating Lease Expired Term	2024-10
Gangnamgu [Member]
Area of Land	28,497
Lessee Operating Sub Lease Expired Term	2028-09